4. Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2017
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Average useful life	40 years
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Average useful life	24 years
Data processing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Average useful life	5 years
Software
Disclosure of detailed information about property, plant and equipment [line items]
Average useful life	10 years
Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Average useful life	12 years
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Average useful life	9 years
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Average useful life	5 years
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Average useful life	11 years
Decoration
Disclosure of detailed information about property, plant and equipment [line items]
Average useful life	5 years